Note 18 - Fair Value of Financial Instruments (Details) - Estimated Fair Values of Financial Instruments (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 48,263	$ 42,607	$ 64,940	$ 79,799	$ 36,407
Interest bearing time deposits in banks		34,625		71,263
Federal Home Loan Bank stock	375	375		576
Loans held for sale	3,369	4,435		3,339
Accrued interest receivable	1,357	1,501		1,516
Loans receivable—net	331,631	337,328		331,453
Other borrowings	996	3,109		6,679
Advance payments by borrowers for taxes and insurance	294	676		816
Certificates of deposit		251,743
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	48,263	42,607
Cash and cash equivalents	48,263	42,607
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks	25,858	29,592
Interest bearing time deposits in banks	26,422	30,413
Federal Home Loan Bank stock	375	375
Federal Home Loan Bank stock	375	375
Loans held for sale	3,369	4,435
Loans held for sale	3,369	4,435
Cash surrender value of life insurance	23,401	23,003
Cash surrender value of life insurance	23,401	23,003
Accrued interest receivable	1,357	1,501
Checking, money market and savings accounts	198,798	203,308
Other borrowings	996	3,109
Other borrowings	1,078	3,239
Accrued interest payable	23	23
Advance payments by borrowers for taxes and insurance	294	676
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net	331,631	337,328
Loans receivable—net	339,320	351,642
Certificates of deposit	238,405	251,743
Certificates of deposit	239,505	255,573
Carrying Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Carrying Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		29,592		27,113
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,109		6,679
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Carrying Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		337,328		331,453
Certificates of deposit		251,743		291,566
Estimated Fair Value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		42,607		79,799
Estimated Fair Value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest bearing time deposits in banks		30,413		27,572
Federal Home Loan Bank stock		375		576
Loans held for sale		4,435		3,339
Cash surrender value of life insurance		23,003		22,213
Accrued interest receivable		1,501		1,516
Checking, money market and savings accounts		203,308		207,015
Other borrowings		3,239		6,889
Accrued interest payable		23		54
Advance payments by borrowers for taxes and insurance		676		816
Estimated Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable—net		351,642		333,006
Certificates of deposit		$ 255,573		$ 293,198